Discontinued Operations (Details Textual) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 12, 2019	May 07, 2017	Apr. 14, 2017	Sep. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Discontinued Operations (Textual)
Cash received									$ 825	$ 2,029
Shares received from Eco3d	4,277,000
Gain on sale of discontinued operations							$ 2		57	636
Capital expenditures of discontinued operations							$ 0	$ 249	$ 268	$ 253
Eco3d [Member]
Discontinued Operations (Textual)
Cash received			$ 2,029
Shares received from Eco3d			560
Shares issued in exchange for noncontrolling interest				525
Gain on sale of discontinued operations		$ 636